To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by FirstKey Mortgage, LLC (the “Client”) as diligence agent to review title reports for a population of 952 mortgage loans and 24 co-op share loans. With respect to these 952 mortgage loans and 24 co-op share loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction, with the exception of:

a.	24 co-op share loans for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction.

2.
As set forth in the title report for the 976 assets reported by the Client to be in a 1st lien position, the subject mortgage is in 1st lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	24 co-op share loans for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction.

b.	96 first lien mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

c.
3 mortgage loans for which a clean title policy was issued which did not take exception to prior liens/judgments, but for which potentially superior post origination liens/judgments were found of record.  For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $1,752.37. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $1,752.37.

d.
7 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $19,921.59.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $19,921.59.

Thank You,

Westcor Land Title Insurance Company

401 Plymouth Road, Suite 500, Plymouth Meeting, PA 19462